Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2014
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Statement of Financial Position
		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2013	2014		2013	2014
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments - current assets	$-	$-	Financial instruments-current liabilities	$47,740	$41,592
Interest rate swaps	Financial instruments-non-current assets	14,741	10,395	Financial instruments - non-current liabilities	26,086	17,030
Total derivatives not designated as hedging instruments		$14,741	$10,395		$73,826	$58,622
Total derivatives		$14,741	$10,395	Total derivatives	$73,826	$58,622

Derivatives not designated as hedging instruments		Location of Gain or (loss) Recognized			Amount of Gain/(Loss) Six-month period ended June 30,
Interest rate swaps		Gain/(Loss) on interest rate swaps			$23,478	$(12,403)
Total					$23,478	$(12,403)

Fair Value, assets measured on recurring and nonrecurring basis

	June 30, 2014		Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$10,395		$-	$10,395	$-
Interest rate swaps - liability position	$(58,622)		$-	$(58,622)	$-
Total	$(48,227)		$-	$(48,227)	$-

	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)		Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements:
Long lived assets held and used	$-	-	$(71,000)	$-	$(43,490)
Total	$-	-	$(71,000)	$-	$(43,490)